Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 8,754,391	$ 9,342,880
Accounts receivable	2,917,680	3,507,571
Prepaid expenses	456,943	432,251
Total current assets	12,129,014	13,282,702
Non-current assets
Royalty interests	37,984,188	37,443,198
Restricted cash	0	537,510
Other assets	279,491	271,029
Intangible assets	988,631	1,172,170
Total assets	51,381,324	52,706,609
Current liabilities
Accounts payable and accrued liabilities	1,390,507	1,840,092
Dividends payable	607,905	549,836
Income taxes payable	896,263	514,022
Total current liabilities	2,894,675	2,903,950
Non-current liabilities
Deferred tax liabilities	5,426,450	4,878,989
Total liabilities	8,321,125	7,782,939
Equity
Share capital	69,528,762	67,889,465
Equity reserves	4,722,776	4,157,153
Deficit	(31,191,339)	(27,122,948)
Total equity	43,060,199	44,923,670
Total liabilities and equity	$ 51,381,324	$ 52,706,609